Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Pension liabilities, opening balance	kr 7	kr 10	kr 8
Contributions by the employer	11	14	7
Pension Payments incl. special payroll tax (benefits paid)	(1)	(1)	(1)
Pension liabilities, closing balance	8	7	10
Defined benefit obligations
Changes in net defined benefit liability (asset) [abstract]
Pension liabilities, opening balance	188	191	167
Service cost	3	3	3
Interest cost (expected return on plan assets)	6	6	6
Pension Payments incl. special payroll tax (benefits paid)	(12)	(10)	(8)
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	0	0	1
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	(12)	(6)	22
Actuarial gains (-) and losses (+), effect due to experience based outcome	0	4	0
Pension liabilities, closing balance	174	188	191
Plan assets
Changes in net defined benefit liability (asset) [abstract]
Pension liabilities, opening balance	(200)	(181)	(180)
Interest cost (expected return on plan assets)	(7)	(6)	(6)
Contributions by the employer	11	14	7
Pension Payments incl. special payroll tax (benefits paid)	10	9	7
Return on plan assets excluding interest income	(12)	8	(5)
Pension liabilities, closing balance	(195)	(200)	kr (181)
Expected contribution from the employer	8	6
Expected compensation paid	kr 10	kr 10